Shareholder Report, Line Graph (Details) 194746_Innovator Growth-100 Power Buffer ETF - May_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Apr. 30, 2025	Oct. 31, 2025
Innovator Growth-100 Power Buffer ETF™ - May
Account Value [Line Items]
Line Graph and Table Measure Name		Innovator Growth-100 Power Buffer ETF - May NAV
Accumulated Value	$ 10,000	$ 11,200
NASDAQ 100 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		NASDAQ 100 Total Return Index
Accumulated Value	10,000	$ 13,259
NASDAQ 100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		NASDAQ 100 Index
Accumulated Value	$ 10,000	$ 13,212